Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Summary of Shares Repurchased (Detail) - EUR (€)				1 Months Ended												2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jul. 14, 2015	Jul. 14, 2015	Jan. 31, 2015	Dec. 22, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Feb. 28, 2015	Mar. 31, 2015	Apr. 30, 2015	May. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Jul. 31, 2015	Jul. 14, 2015	Aug. 31, 2015	Sep. 30, 2015	Oct. 31, 2015	Nov. 30, 2015	Dec. 22, 2015	Dec. 31, 2015	Jan. 21, 2015
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased		179,580	202,080.00	634,682	572,167	429,927	482,500.00	533,000.00	320,500.00	734,976.00	412,920.00	551,263.00	740,490.00		478,691.00													6,272,776
Average price paid per Share (EUR)		€ 92.13	€ 93.65	€ 83.29	€ 86.41	€ 81.09	€ 80.64	€ 83.66	€ 91.50	€ 96.72	€ 97.21	€ 95.01	€ 97.30		€ 91.43													€ 90.05
Total number of shares purchased as part of publicly announced plans or programs			202,080											680,771		1,421,261	1,972,524	2,385,444	3,120,420		3,620,500	3,300,000	4,153,500	4,636,000	5,065,927	5,638,094	6,272,776
Program 1 [Member]
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased																				3,000,000
Maximum number of shares that may yet be purchased under program 1	0	0	3,097,920	0	0	0	0	0	0	179,580	914,556	1,327,476	1,878,739	2,619,229	2,619,229	1,878,739	1,327,476	914,556	179,580		0	0	0	0	0	0	0		3,300,000.0
Program 2 [Member]
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased	3,300,000
Maximum value of shares that may yet be purchased under program 2 (EUR)	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 500,005,909	€ 552,871,175	€ 602,312,556	€ 637,176,550	€ 676,085,205	€ 720,674,218	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 750,000,000	€ 750,000,000		€ 720,674,218	€ 750,000,000	€ 676,085,205	€ 637,176,550	€ 602,312,556	€ 552,871,175	€ 500,005,909		€ 750,000,000